Advances to Suppliers (Tables)	12 Months Ended
Mar. 31, 2026
Advances to Suppliers [Abstract]
Schedule of Advance to Suppliers	As of March 31, 2026 and 2025, advance to suppliers consist of the following:

	March 31, 2026	March 31, 2025
Advance to suppliers	$353,001	$775,607
Less: reserve for vendor non-performance on advances	(254,642)	(342,467)
Advance to suppliers, net	$98,359	$433,140